Trade and other current receivables - Summary of Ageing of Trade Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Aging Of Current Trade Receivables [line items]
Total trade receivables	€ 4,732	€ 3,783
Impairment provision for trade receivables	(188)	(201)
Trade receivables	4,544	3,582
Not overdue
Aging Of Current Trade Receivables [line items]
Trade receivables	3,919	3,070
Past due less than three months
Aging Of Current Trade Receivables [line items]
Trade receivables	498	470
Past due more than three months but less than six months
Aging Of Current Trade Receivables [line items]
Trade receivables	96	75
Past due more than six months but less than one year
Aging Of Current Trade Receivables [line items]
Trade receivables	69	44
Past due more than one year
Aging Of Current Trade Receivables [line items]
Trade receivables	€ 150	€ 124